Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 600,399	$ 576,757
Short-term and current maturities of long-term bank deposits	782,813	648,297
Marketable securities	3,548	3,572
Accounts receivable and other:
Trade, net	203,924	238,611
Other receivables and prepaid expenses	266,280	270,724
Inventories	141,045	138,553
Long-term assets held for sale, net	1,015	1,081
TOTAL CURRENT ASSETS	1,999,024	1,877,595
LONG-TERM BANK DEPOSITS	70,685	115,173
PROPERTY, PLANT AND EQUIPMENT, NET	180,085	159,459
OTHER ASSETS	39,959	35,806
TOTAL ASSETS	2,289,753	2,188,033
Accounts payable:
Trade payables	16,394	18,853
Other current liabilities	193,443	226,609
TOTAL CURRENT LIABILITIES	209,837	245,462
LONG-TERM LIABILITIES:
Deferred income taxes	2,114	2,232
Other long-term liabilities	3,996	3,195
TOTAL LONG-TERM LIABILITIES	6,110	5,427
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	215,947	250,889
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2017 and March 31, 2016: 200,000,000 shares; Issued at March 31, 2017 and March 31, 2016: 45,116,262 shares, Outstanding at March 31, 2017 and March 31, 2016: 40,513,209 and 42,765,934 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2017 and March 31, 2016: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive income, net of taxes	(148,133)	(123,026)
Treasury stock at March 31, 2017 and March 31, 2016: 4,603,053 and 2,350,328 shares, respectively	(498,675)	(203,778)
Accumulated earnings	2,451,177	1,994,821
Taro shareholders' equity	2,067,494	1,931,142
Non-controlling interest	6,312	6,002
TOTAL SHAREHOLDERS’ EQUITY	2,073,806	1,937,144
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,289,753	$ 2,188,033